Risk management and concentrations of risk	6 Months Ended
Jun. 30, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
13.	Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All revenues, financing, interest expenses from financing and most expenditures for newbuildings are denominated in U.S. dollars. Certain operating expenses and taxes can be denominated in currencies other than U.S. dollars. Certain restricted cash balances are also denominated in currencies other than U.S. dollars. For the three months ended June 30, 2015, and 2014, no derivative financial instruments have been used to manage foreign exchange risk.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of June 30, 2015 and December 31, 2014, there are interest rate swap agreements on the Lampung facility floating rate debt that are designated as cash flow hedges for accounting purposes. As of June 30, 2015, the following interest rate swap agreements were outstanding:

Fair
value
	Interest		carrying		Fixed
	rate	Notional	amount		interest
(in thousands of U.S. dollars)	index	amount	liability	Term	rate (1)
LIBOR-based debt
Interest rate swaps (2)	LIBOR	$202,802	(8,394)	Sept 2026	2.8%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of June 30, 2015
Interest rate swaps	$(4,406)	$(3,988)
As of December 31, 2014
Interest rate swaps	$(4,676)	$(4,544)

The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated and combined carve-out statements of income for the three months ended June 30, 2015. There were no realized or unrealized gains or losses on derivative financial instruments for the three or months or ended June 30, 2014.

	Three months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	206	206
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Loss on derivative financial instruments	$—	(8)	$(8)

	Six months ended
	June 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	—	$—
Amortization of amount excluded from hedge effectiveness	—	541	541
Reclassification from accumulated other comprehensive income	—	(428)	(428)
Loss on derivative financial instruments	$—	113	$113

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the periods ended and as of June 30, 2015 and 2014 included in the consolidated and combined carve-out statements of other comprehensive income.

	Cash Flow Hedge
	Before	Tax
	tax gains	benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	286	—	286	286
Reclassification of amortization of cash flow hedge to earnings	428	(203)	225	225
Other comprehensive income for period	714	(203)	511	511)
Balance as of June 30, 2015	$(9,445)	1,781	(7,664)	$(7,664)

	Cash Flow Hedge
	Before	Tax
	tax gains	benefit		Accumulated
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2013	$—	—	—	$—
Effective portion of unrealized loss on cash flow hedge	(7,316)	1,829	(5,487)	(5,487)
Reclassification of amortization of cash flow hedge to earnings	—	—	—	—
Other comprehensive income for period	(7,316)	1,829	(5,487)	(5,487)
Balance as of June 30, 2014	$(7,316)	1,829	(5,487)	(5,487)

Refer to note 7 for additional information on the tax effects included in other comprehensive income.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There is a single charterer so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. No allowance for doubtful accounts was recorded for the three month periods ended June 30, 2015 and June 30, 2014 and the year ended December 31, 2014. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charter terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.